                                                   U.S. SECURITIES AND EXCHANGE COMMISSION
                                                    Washington, D.C.  20549

                                               FORM 24F-2
                                                        ANNUAL NOTICE OF SECURITES SOLD
                                                    PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                                                                                                                                                                          [    ]

iShares FTSE China (HK Listed) Index Fund
iShares FTSE Developed Small Cap ex-North America Index Fund
iShares FTSE China 25 Index Fund
iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund
iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
iShares MSCI ACWI ex US Energy Sector Index Fund
iShares MSCI ACWI ex US Financials Sector Index Fund
iShares MSCI ACWI ex US Health Care Sector Index Fund
iShares MSCI ACWI ex US Index Fund
iShares MSCI ACWI ex US Industrials Sector Index Fund
iShares MSCI ACWI ex US Information Technology Sector Index Fund
iShares MSCI ACWI ex US Materials Sector Index Fund
iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund
iShares MSCI ACWI ex US Utilities Sector Index Fund
iShares MSCI ACWI Index Fund
iShares MSCI All Country Asia ex Japan Index Fund
iShares MSCI EAFE Growth Index Fund
iShares MSCI EAFE Index Fund
iShares MSCI EAFE Small Cap Index Fund
iShares MSCI EAFE Value Index Fund
iShares MSCI Emerging Markets Financials Sector Index Fund
iShares MSCI Emerging Markets Materials Sector Index Fund
iShares MSCI Europe Financials Sector Index Fund
iShares MSCI Far East Financials Sector Index Fund
iShares MSCI Kokusai Index Fund
iShares NYSE 100 Index Fund
iShares NYSE Composite Index Fund
iShares PHLX SOX Semiconductor Sector Index Fund
iShares S&P Aggressive Allocation Fund
iShares S&P Conservative Allocation Fund
iShares S&P Growth Allocation Fund
iShares S&P Moderate Allocation Fund
iShares S&P North American Natural Resources Sector Index Fund
iShares S&P North American Technology Sector Index Fund
iShares S&P North American Technology-Multimedia Networking Index Fund
iShares S&P North American Technology-Software Index Fund
iShares S&P Target Date Retirement Income Index Fund
iShares S&P Target Date 2010 Index Fund
iShares S&P Target Date 2015 Index Fund
iShares S&P Target Date 2020 Index Fund
iShares S&P Target Date 2025 Index Fund
iShares S&P Target Date 2030 Index Fund
iShares S&P Target Date 2035 Index Fund
iShares S&P Target Date 2040 Index Fund

3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed:  07/31/11

 4(b).  [   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [   ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                                                                                $10,684,285,394

     (ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                                                                                                $9,888,208,205

     (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:                                                                                                                         $0

     (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:                                                                                                                             $9,888,208,205

     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                                                                       $796,077,369

     (vi)   Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                  $0

     (vii)  Multiplier for determining registration fee (See Instruction C.9):                                                                                                                        x  .00011460

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):                                                                                         = $91,230.47

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 6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):                                       N/A

 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                                                                                  = $91,230.47

 9.  Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

October 26, 2011

CIK: 0001100663

               Method of Delivery:

[X]  Wire Transfer
[   ]  Mail or other means

    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ John Battista
John Battista
Assistant Treasurer

Date:  October 27, 2011

*Please print the name and title of the signing officer below the signature.